Thrivent Income Fund Investment Strategy - Thrivent Income Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Strategies
Strategy Narrative [Text Block]	The principal strategies of the Fund are to invest in investment-grade corporate bonds, government bonds, asset-backed securities, mortgage-backed securities, and other types of debt securities. Asset-backed securities are securities backed by notes or receivables originated by banks, credit card companies or other providers of credit. The Fund may invest in foreign securities, including those of issuers in emerging markets. An “emerging market” country is any country determined by the Adviser to have an emerging market economy, considering factors such as the country’s credit rating, its political and economic stability and the development of its financial and capital markets. Under normal conditions, the Fund invests at least 65% of the Fund’s assets in investment-grade debt securities or preferred stock. At the time of purchase, these investment-grade securities are rated at or above BBB- by S&P, or Baa3 by Moody’s, or unrated but considered to be of comparable quality by the Adviser. When the ratings from the two agencies are different, the lower is used. In cases where explicit bond level ratings may not be available, the Adviser may use other sources to classify securities by credit quality. The Fund may also invest in high-yield, high-risk instruments that are rated below investment grade. Below investment-grade securities are commonly known as “junk bonds,” which at the time of purchase are rated within or below the “BB” major rating category by S&P or the “Ba” major rating category by Moody’s or are unrated but considered to be of comparable quality by the Adviser. The Adviser uses fundamental and other investment research techniques to determine which debt obligations to buy and sell. Fundamental techniques assess a security’s value based on factors such as an issuer’s financial profile, management, and business prospects, as applicable. The Adviser may purchase bonds of any maturity and generally focuses on U.S. companies that it believes are financially sound and have strong cash flow, asset values and interest or dividend earnings. The Adviser purchases bonds of foreign issuers as well. While the Fund may use derivatives for any investment purpose, the Fund expects to utilize U.S. Treasury futures contracts in order to manage the Fund’s duration, or interest rate risk. The Fund may enter into derivatives contracts traded on exchanges or in the over the counter market. The Fund may invest in securities of any market sector and may hold a significant amount of securities of companies, from time to time, within a single sector such as financials.